Offerings	Feb. 04, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The transaction value is calculated as the aggregate maximum purchase price for Class I shares of beneficial interest (Class I Shares), Class S shares of beneficial interest (Class S Shares), and Class D shares of beneficial interest (Class D Shares) of Nuveen Churchill Private Capital Income Fund (the Fund), based upon the net asset value per Class I Share, Class S Share, and Class D Share as of September 30, 2025 of $24.45, $24.38, and $24.45, respectively. This amount is based upon the offer to purchase up to 2,575,451 Shares.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 62,969,776.95
Amount of Registration Fee	$ 8,696.13
Offering Note	Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended.